Investment Objectives and Goals	Sep. 30, 2025
Lord Abbett Short Duration Tax Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
Lord Abbett Intermediate Tax Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
Lord Abbett National Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	National Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
Lord Abbett High Income Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Income Municipal Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a high level of income exempt from federal income tax.
Lord Abbett Short Duration High Income Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration High Income Municipal Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a high level of income exempt from federal income tax.
Lord Abbett California Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	California Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from California personal income tax as is consistent with reasonable risk.
Lord Abbett New Jersey Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	New Jersey Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New Jersey personal income tax as is consistent with reasonable risk.
Lord Abbett New York Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	New York Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of New York State as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.